Corient Registered Alternatives Fund

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Investments - 102.9%	Investment Type	Acquisition Date	Shares	Cost	Fair Value
Direct Investments - 3.8%
Direct Equity - 3.8%
North America - 3.8%
AUA Famiglia Co-Investors Feeder, LLC*[1,4]	Units	5/1/2026	2,574	$2,712,257	$2,574,000
Crimson FLS Topco, LP*[1,4]	Class A Common Units	2/18/2026	40,000	4,000,000	3,974,640
Harvest Group Topco Holdings, LP (Class A Common Units)*[1,4]	Class A Common Units	2/27/2026	4,293	-	-
Harvest Group Topco Holdings, LP (Preferred Units)*[1,4]	Preferred Units	2/27/2026	4,293	4,293,000	4,440,294
KKEMP Blocked Co-Invest, LP*[1,4]	Class A Interest	7/15/2025	3,000	3,088,008	3,479,523
Lettermen's Parent Holding, LLC (Class A)*[1,4]	Class A Units	11/20/2025	27,000	2,700,000	2,837,367
Lettermen's Parent Holding, LLC (Common)*[1,4]	Common Units	12/5/2025	3,281	328,053	344,743
NP/BF Holdings, LP*[1,4]	Partnership Interest	4/30/2025	5,000	5,000,000	3,774,101
Rocket Ultimate, LP*[1,4]	Class A Common Units	2/19/2026	3,393,000	3,393,000	3,393,000
TBG Acquisitions, Inc.*[1,4]	Preferred Equity	6/12/2026	5,000	5,000,000	5,000,000
Total Direct Equity				30,514,318	29,817,668
Total Direct Investments - 3.8%				30,514,318	29,817,668
Investment Funds - 83.7%
Direct Equity - 20.1%
North America - 20.1%
8VC CHSD, LLC*[1]	Non-Managing Member	12/8/2025	N/A	$2,000,000	$1,999,342
8VC STSD, LLC*[1]	Non-Managing Member	3/20/2026	N/A	5,000,000	5,000,000
26N Ignite Co-Investment Partners, LP*[1]	Limited Partnership	6/11/2026	N/A	4,560,894	4,550,000
26N Nova Co-investment Partners, LP1	Limited Partnership	11/30/2025	N/A	10,000,000	11,332,171
BayPine Monarch Co-Invest, LP*[1]	Limited Partnership	6/24/2025	N/A	5,089,613	5,598,305
BayPine Regal Co-Invest, LP*[1]	Limited Partnership	5/28/2026	N/A	5,000,000	5,000,000
Coalesce Diamond Coinvest, LP *[1,2,3]	Limited Partnership	5/21/2025	N/A	4,026,667	5,297,367
CPF Midway Fund-A, LP1,2	Limited Partnership	3/18/2025	N/A	3,901,367	5,144,791
EVE Bison Co-Invest A, LP*[1]	Limited Partnership	6/10/2026	N/A	4,113,000	4,113,000
GreyLion TGNL Holdings, LP*[1,2,3]	Limited Partnership	6/20/2025	N/A	3,963,864	7,870,741
HighBrook US DCF, LP*[1,2]	Limited Partnership	8/25/2025	N/A	4,433,861	5,735,623
LC10 Flash Non-U.S. Aggregator, LP1	Limited Partnership	12/22/2025	N/A	9,126,136	15,056,264
LH Equity Investors, LP*[1]	Limited Partnership	9/3/2025	N/A	4,812,500	6,795,896
NMSEF II Aggregator, LP*[1]	Limited Partnership	9/29/2025	N/A	3,315,208	3,546,561
Run Ventures II CIV-C, LP*[1]	Limited Partnership	2/6/2026	N/A	1,512,488	1,901,764
Schill Blocker Aggregator, LLC *[1]	Limited Partnership	12/12/2025	N/A	5,000,000	4,965,273
Three Rivers Co-Investment, LP*[1]	Limited Partnership	11/7/2025	N/A	3,605,175	3,600,000
Uplift Investors Finch Co-invest Fund, LP*[1]	Limited Partnership	3/31/2026	N/A	4,500,000	4,500,000
Variant Income Opportunities Fund, LP1,2	Limited Partnership	1/22/2026	N/A	14,200,000	14,517,046
VEPF VIII Co-Invest 7-A, LP*[1]	Limited Partnership	12/29/2025	N/A	2,114,583	2,008,612
Vested 2022 03 61287, a Series of Vested Master, LLC*[1]	Non-Managing Member	3/13/2026	N/A	2,716,857	5,470,406
Vested Fund IV, LP*[1]	Limited Partnership	12/16/2025	N/A	18,000,000	24,240,479
WE Select Fund III, LP*[1]	Limited Partnership	9/10/2025	N/A	3,386,727	4,630,949
WP Silver Co-Invest, LP*[1]	Limited Partnership	6/24/2026	N/A	3,000,000	3,000,000
Total Direct Equity				127,378,940	155,874,590

Liquid Income- 0.6%
North America - 0.6%
Vanguard Total Bond Market Index Fund	Institutional Shares	3/4/2025	488,759	5,000,000	4,980,450
Total Liquid Income				5,000,000	4,980,450

Other Income - 21.1%
North America - 21.1%
Artisan Global Unconstrained Fund	Institutional Shares	6/8/2026	901,713	10,000,000	9,918,846
Axonic Strategic Income Fund I	Class I Shares	2/3/2025	3,807,043	34,000,000	33,844,611
Cliffwater Enhanced Lending Fund CL	Ordinary Shares	6/2/2025	2,533,657	28,000,000	27,718,212
Dawson Portfolio Finance Evergreen, LP	Limited Partnership, Class I-1	2/3/2025	45,722	46,000,000	45,979,519
Maxim Income Opportunity Fund I, LP2	Limited Partnership	2/3/2025	N/A	15,000,000	15,000,396
PIMCO Asset-Based Lending Company LLC - Series II	Series II - Anchor II	8/1/2025	1,979,172	25,000,000	25,371,697
Revere Specialty Finance Fund, LP	Limited Partnership, Founders Class	2/3/2025	N/A	5,000,000	5,117,278
Total Other Income				163,000,000	162,950,559

Corient Registered Alternatives Fund

Consolidated Schedule of Investments

June 30, 2026 (Unaudited) (Continued)

Secondary Funds - 18.9%
Europe - 2.2%
CF24XB SCSp*[1]	Limited Partnership	6/12/2025	N/A	9,197,280	9,969,973
Hoxton Ventures III, LP*[1,2,3]	Limited Partnership	9/30/2025	N/A	1,733,426	2,826,339
KKR Next Generation Technology Growth Fund III, SCSp*[1,2,3]	Limited Partnership	9/30/2025	N/A	3,235,152	3,607,020
Total Europe				14,165,858	16,403,332

North America - 16.7%
Cedar Holdings (Offshore), LP*[1]	Limited Partnership	9/30/2025	N/A	12,230,474	16,676,760
Corner Ventures DAG Fund I-A, LP*[1]	Limited Partnership	9/30/2025	N/A	2,293,538	3,099,947
CP EV Fund I, LP*[1,2]	Limited Partnership	3/30/2026	N/A	4,713,865	4,713,865
Falfurrias Capital Partners Crossover, LP*[1,2]	Limited Partnership	3/19/2026	N/A	5,118,768	5,055,097
Graham Partners GKP Continuation Fund, LP*[1,2]	Class I Shares	3/28/2025	N/A	4,270,424	3,723,640
Green Equity Investors CF IV-C, LP*[1,2]	Limited Partnership	4/15/2025	N/A	5,352,165	5,618,616
Green Equity Investors CF IV-J, LP1,2	Limited Partnership	4/30/2025	N/A	6,778,098	7,207,357
Hamilton Lane Impact Feeder Fund II, LP*[1,2]	Limited Partnership	9/30/2025	N/A	2,487,691	3,084,370
Iaso Fund, LP*[1,2]	Limited Partnership	12/12/2025	N/A	4,605,188	4,963,860
JLL Partners Fund VII Secondary (A), LP*[1,2]	Limited Partnership	4/28/2025	N/A	11,009,976	12,075,959
Littlejohn Altitude Fund, LP*[1,2]	Limited Partnership	5/19/2026	N/A	3,413,151	3,413,151
Lovell Minnick Equity Advisors VI, LP1,2	Limited Partnership	9/30/2025	N/A	4,802,876	5,698,385
LSCP BTX CV-B, LP*[1,2]	Limited Partnership	3/27/2026	N/A	3,656,224	3,804,720
Meranti ASEAN Growth Fund II, LP*[1,2,3]	Limited Partnership	9/30/2025	N/A	530,773	495,028
Miller Holdings (Offshore), LP - Common*[1]	Limited Partnership, Class I-1	3/19/2025	N/A	7,690,244	9,239,424
Miller Holdings (Offshore), LP - Preferred[1,2]	Class I Shares	3/12/2025	N/A	5,552,018	5,113,851
Parthenon Kairos, LP8*[1,2]	Limited Partnership	3/2/2026	N/A	4,852,421	4,825,287
RCP Nats Co-Investment Fund, LP*[1]	Limited Partnership	3/12/2025	N/A	2,738,303	4,768,019
Sterling Investment Partners XK Opportunity Fund, LP and Fund-A, LP*[1,2]	Limited Partnership	10/23/2025	N/A	5,649,881	6,076,946
True Wind Capital II-A, LP*[1,2]	Limited Partnership	3/31/2025	N/A	2,554,597	2,712,105
Waud Capital Partners QP IV, LP*[1,2,3]	Limited Partnership	6/30/2025	N/A	2,987,188	2,675,277
Waud Capital Partners QP V, LP*[1,2,3]	Limited Partnership	6/30/2025	N/A	5,344,939	5,491,898
Waud Capital Partners QP VI, LP1,2,3	Limited Partnership	6/30/2025	N/A	1,280,134	1,353,777
WCAS XIV, LP*[1,2,3]	Limited Partnership	9/30/2025	N/A	6,254,583	8,163,872
Total North America				116,167,519	130,051,211
Total Secondary Funds				130,333,377	146,454,543

Corient Registered Alternatives Fund

Consolidated Schedule of Investments

June 30, 2026 (Unaudited) (Continued)

BDC - 8.7%
North America - 8.7%
Apollo Credit Strategies Absolute Return Fund, LP	Series B Interests	6/1/2026	N/A	10,000,000	10,000,000
Blue Owl Credit Income Corp.	Class I Shares	2/3/2025	1,307,260	12,421,261	11,869,920
Cliffwater Corp. Lending Fund I	Ordinary Shares	2/3/2025	1,309,175	13,873,907	13,707,065
Fortress Private Lending Fund	Class I Shares	8/1/2025	1,010,652	24,000,000	24,440,392
iDirect Private Credit Fund, LP	Class I Shares	2/3/2025	714,556	7,100,000	6,995,499
Total BDC				67,395,168	67,012,876

Unlisted REIT- 14.3%
North America - 14.3%
Fortress Net Lease REIT	Class F-I Shares	2/3/2025	2,253,000	23,000,000	24,123,547
Invesco Commercial Real Estate Finance Trust, Inc.	Class I Shares	3/3/2025	1,836,864	46,000,000	45,948,061
J.P. Morgan Real Estate Income Trust, Inc.	Class E Shares	2/3/2025	3,548,356	40,000,000	40,917,508
Total Unlisted REIT				109,000,000	110,989,116
Total Investment Funds - 83.7%				602,107,485	648,262,134

Short-Term Investments - 15.4%
North America - 15.4%
Fidelity Institutional Government Portfolio - Class I, 3.53%[5]			119,211,722	119,211,722	119,211,722
Total Short-Term Investments - 15.4%				119,211,722	119,211,722

Total Investments - 102.9%				751,833,525	797,291,524
Net Other Assets (Liabilites) - (2.9%)					(22,732,896)
Total Net Assets - 100.0%					$774,558,629

BDC - Business Development Company

REIT - Real Estate Investment Trust

*	Investment is non-income producing.
[1]	Investment restricted for resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date. Total fair value of restricted investments as of March 31, 2026, was $332,146,801, or 42.9% of net assets. Total cost of restricted investments as of March 31, 2026, was $288,226,635.
[2]	Investment has been committed to but has not been fully funded by the Fund.
[3]	All or a portion of this security is held through CoRA Blocker (US) LLC.
[4]	The fair value of the investment was determined using significant unobservable inputs.
[5]	The rate is the annualized seven-day yield as of March 31, 2026.

See accompanying notes to the Schedule of Investments

Corient Registered Alternatives Fund

Notes to Consolidated Schedule of Investments (Unaudited)

June 30, 2026

Note 1 - Fair Value of Financial Instruments

The Fund values its investments at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”). The fair value of the Fund’s assets which qualify as financial instruments approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Valuation Designee is responsible for developing the Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The fair values of one or more assets may not be the prices at which those assets are ultimately sold, and the differences may be significant.

The Fund's portfolio investments are generally not in publicly traded securities (unless a portfolio company goes public and then only to the extent the Fund has not yet liquidated its securities holdings therein). Under the 1940 Act, for investments for which there are no readily available market quotations, including securities available on alternative trading systems and other private secondary markets, such securities are valued at fair value monthly as determined in good faith by the Adviser under consistently applied policies and procedures approved by the Board in accordance with GAAP. The Adviser may consult with the Subadviser in carrying out its responsibilities as valuation designee. In connection with the determination of fair value, the Adviser prepares portfolio company valuations using the most recent portfolio company financial statements and forecasts, if available. The Adviser may utilize the services of an independent valuation firm, which, if engaged, may prepare or review valuations for all or some of the Fund's portfolio investments that are not publicly traded or for which there are not readily available market quotations. The types of factors that the Adviser will take into account in providing a fair value determination with respect to such portfolio company valuation will include, as relevant and, to the extent available, the portfolio company's earnings, the markets in which the portfolio company does business, comparison to valuations of publicly traded companies in the portfolio company's industry, comparisons to recent sales of comparable companies, the discounted value of the cash flows of the portfolio company and other relevant factors. It is difficult to obtain financial and other information with respect to private companies, and even where the Fund is able to obtain such information, there can be no assurance that it is complete or accurate. Because such valuations are inherently uncertain and may be based on estimates, determinations of fair market value may differ materially from the values that would be assessed if a readily available market for these securities existed. Due to this uncertainty, fair market value determinations with respect to any non-publicly traded portfolio company investment may cause the Fund's NAV on a given date to materially understate or overstate the value that may ultimately be realized on one or more of the Fund's investments. As a result, investors purchasing Shares based on an overstated NAV would pay a higher price than the value of the Fund's investments might warrant. Conversely, investors redeeming Shares during a period in which the NAV understates the value of the Fund's investments will receive a lower price for their Shares than the value of the Fund's investments might warrant.

Certain investment funds that the Fund invests in (each, an “Investment Fund”) and certain direct investments in private credit and equity-related investments that are generally not publicly traded (“Direct Investments”) are valued based on the latest NAV reported by the third-party fund manager or general partner, as applicable. This includes adjusting the previous NAV provided by an investment manager with other relevant information available at the time the Fund values its portfolio, including capital activity and events occurring between the reference dates of the investment manager’s valuation and the relevant valuation date, to the extent that the Adviser is aware of such information. This is commonly referred to as using NAV as a practical expedient which allows for estimation of the fair value of a private investment based on NAV or its equivalent if the NAV of the private fund is calculated in a manner consistent with ASC 946.

Securities for which the primary market is a national securities exchange are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the mean between the most recent bid and asked prices. Securities traded on the over-the-counter market are valued at their closing bid prices.

Corient Registered Alternatives Fund

Notes to Consolidated Schedule of Investments (Unaudited)

June 30, 2026 (Continued)

Note 2 – Fair Value Measurements

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market to which the fund has access for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level I: Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level I include listed equities.

Level II: Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level II include corporate bonds and loans, and less liquid and restricted equity securities.

Level III: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level III include equity and/or debt securities issued by private entities and investments in private equity partnerships.

The Fund has established valuation processes and procedures to ensure that the valuation techniques are fair and consistent, and valuation inputs are supportable. The Fund’s investments in Investment Funds are carried at fair value which generally represents the Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Fund’s valuation procedures require the Valuation Designee to consider all relevant information available at the time the Fund values its portfolio. The Valuation Designee has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place. The Valuation Designee will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The fair value of an Investment Fund ordinarily will be the NAV of that Investment Fund determined and reported by the Investment Fund in accordance with the valuation policies established by the Investment Fund and/or its investment manager, absent information indicating that such NAV does not represent the fair value of the Investment Fund.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no readily available market, has been estimated by the respective Investment Fund’s management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2*	Level 3	NAV as a Practical Expedient**	Total
Investments
Direct Investments	$—	$—	$29,817,668	$—	$29,817,668
Investment Funds[1]	97,164,683	—	—	551,097,451	648,262,134
Short-Term Investments	119,211,722	—	—	—	119,211,722
Total Investments	$216,376,405	$—	$29,817,668	$551,097,451	$797,291,524

[1]	For a detailed break-out of Investment Funds by category, please refer to the Consolidated Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	Direct Investments and Investment Funds that are measured at fair value using NAV (or its equivalent) as a practical expedient are not required to be categorized in the fair value hierarchy. The fair values presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.